The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 15.3%
$251,554	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 4.306%, 3/25/2036[1,2]	$193,892
232,789	Aqua Finance Trust 2019-A Series 2019-A, Class A, 3.140%, 7/16/2040[1,3]	233,843
250,000	Atrium Hotel Portfolio Trust Series 2018-ATRM, Class F, 5.740% (1-Month USD Libor+400 basis points), 6/15/2035[2,3,4]	251,719
250,000	BBCMS Trust Series 2018-CBM, Class F, 5.890% (1-Month USD Libor+415 basis points), 7/15/2037[2,3,4]	251,254
250,000	Beechwood Park CLO Ltd. Series 2019-1A, Class E, 9.403% (3-Month USD Libor+750 basis points), 1/17/2033[1,2,3,4]	249,200
500,000	BlueMountain CLO XXVI Ltd. Series 2019-26A, Class E, 9.526% (3-Month USD Libor+770 basis points), 10/20/2032[1,2,3,4]	501,098
500,000	Bunker Hill Loan Depositary Trust 2019-3 Series 2019-3, Class M1, 3.269%, 11/25/2059[1,3,5]	501,095
302,090	CHL Mortgage Pass-Through Trust 2007-8 Series 2007-8, Class 1A12, 5.875%, 1/25/2038[1]	239,217
100,000	CPS Auto Receivables Trust Series 2019-C, Class F, 6.940%, 9/15/2026[1,3]	102,575
250,000	CPS Auto Receivables Trust 2019-A Series 2019-A, Class D, 4.350%, 12/16/2024[1,3]	258,409
312,512	CSMC Series Series 2011-5R, Class 6A7, 3.856%, 11/27/2037[1,2,3]	265,425
200,000	Deephaven Residential Mortgage Trust Series 2019-3A, Class B1, 4.258%, 7/25/2059[1,2,3]	201,605
176,194	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 1.954% (1-Month USD Libor+19 basis points), 10/19/2036[1,2,4]	158,607
	Fannie Mae Connecticut Avenue Securities
100,000	Series 2018-C04, Class 2M2, 4.342% (1-Month USD Libor+255 basis points), 12/25/2030[1,2,4]	101,866
300,000	Series 2018-C06, Class 2B1, 5.892% (1-Month USD Libor+410 basis points), 3/25/2031[1,2,4]	324,715
132,435	Series 2015-C04, Class 2M2, 7.342% (1-Month USD Libor+555 basis points), 4/25/2028[1,2,4]	141,469
150,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,3]	152,029
	Freddie Mac Structured Agency Credit Risk Debt Notes
200,000	Series 2017-HRP1, Class B1, 6.392% (1-Month USD Libor+460 basis points), 12/25/2042[1,2,4]	217,017

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$419,882	Series 2016-DNA2, Class M3, 6.442% (1-Month USD Libor+465 basis points), 10/25/2028[1,2,4]	$452,559
200,000	Series 2016-HQA2, Class M3, 6.942% (1-Month USD Libor+515 basis points), 11/25/2028[1,2,4]	218,902
234,780	GSR Mortgage Loan Trust 2007-AR1 Series 2007-AR1, Class 2A1, 3.860%, 3/25/2047[1,2]	207,737
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.503% (3-Month USD Libor+650 basis points), 1/18/2028[1,2,3,4]	219,083
146,684	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/2043[1,3]	120,043
250,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M10, 5.042% (1-Month USD Libor+325 basis points), 10/15/2049[1,2,3,4]	262,063
387,828	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AP1 Series 2006-AP1, Class A3, 5.654%, 1/25/2036[1,2]	192,679
250,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/2027[1,2,3]	228,244
750,000	Palmer Square Loan Funding 2019-4 Ltd. Series 2019-4A, Class SUB, 0.000%, 10/24/2027[1,2,3]	763,803
250,000	Palmer Square Loan Funding Ltd. Series 2019-3A, Class SUB, 0.000%, 8/20/2027[1,2,3]	247,074
250,000	PRPM LLC Series 2019-4A, Class A2, 4.654%, 11/25/2024[1,3,5]	250,474
206,269	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,2,3]	146,705
400,000	Regatta XVI Funding Ltd. Series 2019-2A, Class E, 8.903% (3-Month USD Libor+700 basis points), 1/15/2033[1,2,3,4]	392,134
400,000	Residential Mortgage Loan Trust Series 2019-3, Class B2, 5.664%, 9/25/2059[1,2,3]	398,460
250,000	Starwood Mortgage Residential Trust 2019-INV1 Series 2019-INV1, Class B1, 3.657%, 9/27/2049[1,2,3]	251,679
250,000	Upstart Securitization Trust Series 2018-1, Class D, 6.147%, 8/20/2025[1,3]	255,117
46,397	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.247%, 1/25/2037[1,2]	43,129
279,271	Wells Fargo Mortgage Loan 2010-RR2 Trust Series 2010-RR2, Class 1A4, 3.935%, 9/27/2035[1,2,3]	241,344
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[1,2]	100,718
	TOTAL ASSET-BACKED SECURITIES
	(Cost $9,310,992)	9,336,982

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 10.4%
$481,250	BJ Services 12.430%, 1/3/2023[10]	$481,250
563,910	Juul 8.902%, 8/2/2023[10]	546,993
504,722	Murray Energy Corp 11.500%, 2/12/2021[1,10]	494,627
232,211	Premier Brands Group Holdings LLC 10.156%, 3/20/2024[10]	229,889
1,500,000	Vitamin Shoppe Industries, LLC 13.715%, 12/16/2022[10]	1,485,000
	Wellbore Integrity Solutions, LLC
2,269,231	8.500%, 12/16/2022[10]	2,246,539
907,692	12.500%, 12/31/2024[10]	898,615
	TOTAL BANK LOANS
	(Cost $6,399,388)	6,382,913

Number of Shares
		CLOSED-END FUNDS — 43.5%
11,495		Aberdeen Emerging Markets Equity Income Fund, Inc.[6]	87,592
29,598		Aberdeen Total Dynamic Dividend Fund[6]	264,902
14,960		AllianzGI NFJ Dividend Interest & Premium Strategy Fund[6]	194,480
1,489		BlackRock California Municipal Income Trust[6]	20,191
5,648		BlackRock Credit Allocation Income Trust[6]	78,959
29,255		BlackRock Debt Strategies Fund, Inc.[6]	327,656
5,949		BlackRock New York Municipal Income Quality Trust[6]	81,799
6,855		BlackRock Resources & Commodities Strategy Trust[6]	55,320
23,056		BrandywineGLOBAL Global Income Opportunities Fund, Inc.[6]	291,197
8,798		Clough Global Equity Fund[6]	106,192
17,633		Clough Global Opportunities Fund[6]	166,456
1,623		Cohen & Steers Infrastructure Fund, Inc.	42,523
2,225		Cornerstone Strategic Value Fund, Inc.[6]	24,940
—	[7]	Cushing Renaissance Fund	—
12,149		Delaware Enhanced Global Dividend & Income Fund[6]	126,350
31,537		Duff & Phelps Utility and Corporate Bond Trust, Inc.[6]	288,248
3,547		Eaton Vance Floating-Rate Income Plus Fund[6]	56,752
29,363		Eaton Vance Ltd. Duration Income Fund[6]	389,060
17,046		Eaton Vance Senior Income Trust[6]	109,265
5,706		Eaton Vance Tax-Managed Buy-Write Strategy Fund[6]	58,429
1,663		GDL Fund[6]	15,466
170,427		Griffin Institutional Access Credit Fund - Class I	4,236,814
3,306		Highland Global Allocation Fund/CEF[6]	30,878
11,499		Highland Income Fund[6]	142,933
1,618		India Fund, Inc.[6]	32,570

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
10,033	Invesco Dynamic Credit Opportunities Fund[6]	$113,875
5,798	Invesco High Income Trust II6	82,795
59	Invesco Municipal Opportunity Trust	729
22,894	Invesco Senior Income Trust[6]	98,215
4,492	John Hancock Tax-Advantaged Global Shareholder Yield Fund[6]	31,758
13,592	Kayne Anderson MLP/Midstream Investment Co.[6]	189,337
1,161	Lazard Global Total Return and Income Fund, Inc.[6]	19,215
1,014	Neuberger Berman High Yield Strategies Fund, Inc.[6]	12,523
3,112	Neuberger Berman New York Municipal Fund, Inc.[6]	38,779
7,130	NexPoint Strategic Opportunities Fund[6]	126,272
11,879	Nuveen AMT-Free Municipal Credit Income Fund	198,023
4,792	Nuveen AMT-Free Quality Municipal Income Fund[6]	68,909
27,372	Nuveen Credit Strategies Income Fund[6]	209,943
6,631	Nuveen Georgia Quality Municipal Income Fund[6]	83,617
2,331	Nuveen Intermediate Duration Quality Municipal Term Fund[6]	32,354
1,323	Nuveen Ohio Quality Municipal Income Fund[6]	20,407
361	Nuveen Texas Quality Municipal Income Fund[6]	5,173
274,659	Palmer Square Opportunistic Income Fund	5,078,453
28,594	PGIM Global High Yield Fund, Inc.[6]	429,482
6,554	PGIM High Yield Bond Fund, Inc.[6]	100,932
15,182	PIMCO Energy & Tactical Credit Opportunities Fund[6]	250,503
478,998	PIMCO Flexible Credit Income Fund - Class I	4,670,233
236,535	Pomona Investment Fund	6,542,311
4,683	Putnam Municipal Opportunities Trust[6]	61,581
12,101	Royce Micro-Cap Trust, Inc.[6]	103,343
3,260	Source Capital, Inc.[6]	126,129
2,808	Special Opportunities Fund, Inc.[6]	41,362
7,447	Swiss Helvetia Fund, Inc.[6]	62,629
33,300	Templeton Global Income Fund[6]	204,129
2,195	Voya Emerging Markets High Income Dividend Equity Fund[6]	17,538
9,059	Voya Global Equity Dividend and Premium Opportunity Fund[6]	56,075
4,981	Voya Natural Resources Equity Income Fund[6]	20,522
40,268	Voya Prime Rate Trust[6]	201,743
10,015	Western Asset Global High Income Fund, Inc.[6]	100,350
	TOTAL CLOSED-END FUNDS
	(Cost $26,679,319)	26,628,211

Principal Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
$250,000	BX Commercial Mortgage Trust 2019-XL Series 2019-XL, Class J, 4.390% (1-Month USD Libor+265 basis points), 10/15/2036[2,3,4]	250,625

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$250,000	CGDB Commercial Mortgage Trust Series 2019-MOB, Class G, 4.731% (1-Month USD Libor+299 basis points), 11/15/2036[2,3,4]	$250,393
1,257,528	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.966%, 2/25/2035[1,2]	25,274
131,000	COMM Mortgage Trust Series 2017-PANW, Class E, 3.809%, 10/10/2029[2,3]	127,687
200,000	Connecticut Avenue Securities Trust 2019-R01 Series 2019-R01, Class 2M2, 4.242% (1-Month USD Libor+245 basis points), 7/25/2031[1,2,3,4]	202,640
200,000	CSMC Trust Series 2017-PFHP, Class G, 7.890% (1-Month USD Libor+615 basis points), 12/15/2030[2,3,4]	201,026
200,000	GS Mortgage Securities Corp. Trust Series 2017-SLP, Class G, 4.591%, 10/10/2032[2,3]	191,802
200,000	GS Mortgage Securities Trust Series 2014-GC22, Class C, 4.691%, 6/10/2047[1,2]	209,205
350,000	JFIN CLO 2013 Ltd Series 2013-1A, Class DR, 9.189% (3-Month USD Libor+737 basis points), 1/20/2030[2,3,4]	325,500
209,439	Luminent Mortgage Trust Series 2006-5, Class A1A, 1.982% (1-Month USD Libor+19 basis points), 7/25/2036[1,2,4]	167,730
	Morgan Stanley Mortgage Loan Trust
227,428	Series 2006-13AX, Class A2, 2.132% (1-Month USD Libor+34 basis points), 10/25/2036[1,2,4]	120,307
356,406	Series 2007-7AX, Class 2A1, 1.912% (1-Month USD Libor+12 basis points), 4/25/2037[1,2,4]	186,293
200,612	Motel 6 Trust Series 2017-MTL6, Class F, 5.990% (1-Month USD Libor+425 basis points), 8/15/2034[2,3,4]	202,210
200,000	New Orleans Hotel Trust Series 2019-HNLA, Class F, 5.428% (1-Month USD Libor+369 basis points), 4/15/2032[2,3,4]	200,193
	RALI Trust
144,542	Series 2006-QA10, Class A1, 1.977% (1-Month USD Libor+19 basis points), 12/25/2036[1,2,4]	136,741
70,235	Series 2005-QS17, Class A10, 6.000%, 12/25/2035[1]	69,133
286,754	Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036[1]	264,134
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/2059[1,2,3]	101,482
100,000	Seasoned Credit Risk Transfer Trust Series Series 2019-2, Class M, 4.750%, 8/25/2058[1,2,3]	103,414

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$90,834	Velocity Commercial Capital Loan Trust Series 2017-1, Class AFL, 3.042% (1-Month USD Libor+125 basis points), 5/25/2047[1,2,3,4]	$91,062
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,368,542)	3,426,851

Number of Shares
	COMMON STOCKS — 1.6%
	FINANCIALS — 1.6%
574	8i Enterprises Acquisition Corp.*,6,8	5,751
320	Act II Global Acquisition Corp.*,8	3,248
2,247	Agba Acquisition Ltd.*,6,8	22,919
3,530	Alussa Energy Acquisition Corp.*,6,8	35,582
2,490	Amplitude Healthcare Acquisition Corp.*,6	25,025
713	Andina Acquisition Corp. III*,6,8	7,166
913	Apex Technology Acquisition Corp.*,6	9,568
943	B Riley Principal Merger Corp. - Class A*,6	9,439
26,329	Barings BDC, Inc.6	270,662
1,246	Big Rock Partners Acquisition Corp.*,6	13,208
415	CF Finance Acquisition Corp.*,6	4,316
1,228	Churchill Capital Corp. II*,6	13,236
1,012	CIIG Merger Corp.*,6	10,241
476	Crescent Acquisition Corp.*,6	4,874
1,359	Far Point Acquisition Corp. - Class A*,6	13,930
2,053	Fellazo, Inc.*,6,8	20,735
411	FinTech Acquisition Corp. III*,6	4,398
3,118	Galileo Acquisition Corp.*,6,8	31,648
852	GigCapital2, Inc.*,6	8,861
3,133	Greenvision Acquisition Corp.*,6	31,643
792	GX Acquisition Corp.*,6	8,086
586	Haymaker Acquisition Corp. II*,6	6,153
506	Healthcare Merger Corp.*,6	5,237
526	Hennessy Capital Acquisition Corp. IV*,6	5,618
153	Insurance Acquisition Corp.*,6	1,577
67	Juniper Industrial Holdings, Inc.*,6	677
1,958	Landcadia Holdings II, Inc.*,6	19,815
2,374	Leisure Acquisition Corp.*,6	24,737
4,087	LIV Capital Acquisition Corp.*,6,8	41,033
4,094	Merida Merger Corp. I*,6	39,835
177	Monocle Acquisition Corp.*,6	1,802
2,191	Netfin Acquisition Corp.*,6,8	22,129
2,202	New Providence Acquisition Corp.*,6	22,571

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,580	Orisun Acquisition Corp.*,6	$16,053
1,989	Osprey Technology Acquisition Corp.*,6	20,248
2,916	Pivotal Investment Corp. II*,6	29,743
2,128	Proficient Alpha Acquisition Corp.*,6	20,918
1,286	PropTech Acquisition Corp.*,6	13,117
754	Pure Acquisition Corp.*,6	7,827
520	Replay Acquisition Corp.*,6,8	5,382
125	SC Health Corp.*,6,8	1,275
732	Schultze Special Purpose Acquisition Corp.*,6	7,613
2,215	Silver Spike Acquisition Corp.*,6,8	22,394
1,334	South Mountain Merger Corp.*,6	13,674
679	Stable Road Acquisition Corp.*,6	6,987
1,424	Thunder Bridge Acquisition II Ltd.*,6,8	14,881
728	Trine Acquisition Corp.*,6	7,324
521	Tuscan Holdings Corp.*,6	5,392
2,003	Tuscan Holdings Corp. II*,6	20,130
1,990	Union Acquisition Corp. II*,6,8	20,199
533	Wealthbridge Acquisition Ltd.*,6,8	5,399
		984,276
	TOTAL COMMON STOCKS
	(Cost $871,252)	984,276

Principal Amount
	CORPORATE BONDS — 0.2%
	FINANCIALS — 0.2%
$40,000	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[9]	40,150
50,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027[1,3,6]	52,299
		92,449
	TOTAL CORPORATE BONDS
	(Cost $89,420)	92,449

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 0.5%
	FINANCIALS — 0.5%
748	Capital Southwest Corp. 5.950%, 12/15/2022[1]	19,560
2,041	Monroe Capital Corp. 5.750%, 10/31/2023[1,6]	52,454

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
2,436	Oxford Square Capital Corp. 6.500%, 3/30/2024[1,6]	$62,069
2,416	PennantPark Investment Corp. 5.500%, 10/15/2024[1,6]	62,019
1,286	Portman Ridge Finance Corp. 6.125%, 9/30/2022[1,6]	32,407
429	Stellus Capital Investment Corp. 5.750%, 9/15/2022[1]	10,910
	THL Credit, Inc.
950	6.750%, 12/30/2022[1,6]	24,035
670	6.125%, 10/30/2023[1]	17,581
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[1]	10,060
790	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[1,6]	20,698
		311,793
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $306,903)	311,793
	MUTUAL FUNDS — 4.8%
238,413	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I - REIT [6]	2,920,561
	TOTAL MUTUAL FUNDS
	(Cost $2,900,000)	2,920,561
	PRIVATE INVESTMENT FUNDS — 19.2%
130,562	Bailard Real Estate Investment Trust	3,696,204
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	918,838
N/A	Linden Investors LP	987,447
N/A	Pender Capital Asset Based Lending Fund I, L.P.	750,000
887	ShoreBridge Point72 Select, LLC	1,721,605
N/A	Walleye Opportunities Fund LP	2,708,137
N/A	Whitebox Asymmentric Opportunities Fund, LP	931,387
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $11,625,000)	11,713,618
	RIGHTS — 0.0%
574	8i Enterprises Acquisition Corp., Expiration Date: December 30, 2020*,8	219
1,246	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*,6	311
1,803	Corium International, Expiration Date: March 31, 2020*,6,10	—
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2020*,6	331

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
533	Wealthbridge Acquisition Ltd., Expiration Date: November 7, 2020*,6,8	$168
	TOTAL RIGHTS (Cost $0)	1,029
	UNITS — 0.0%
	FINANCIALS — 0.0%
1	Far Point Acquisition Corp.*,6	11
1	Leisure Acquisition Corp.*,6	10
		21
	TOTAL UNITS
	(Cost $20)	21
	WARRANTS — 0.0%
574	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,8	202
471	B Riley Principal Merger Corp., Expiration Date: April 8, 2024*,6	386
623	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,6	97
553	BiomX, Inc., Expiration Date: October 28, 2024*	265
453	Far Point Acquisition Corp., Expiration Date: June 1, 2025*,6	584
419	Immunovant, Inc., Expiration Date: April 1, 2024*,6	838
1,038	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,6	558
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,6	1,175
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*,6	1,024
177	Monocle Acquisition Corp., Expiration Date: June 12, 2024*	142
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,6	188
238	Pivotal Acquisition Corp., Expiration Date: December 1, 2025*,6,10	143
377	Pure Acquisition Corp., Expiration Date: April 17, 2023*,6	369
533	Wealthbridge Acquisition Ltd., Expiration Date: March 1, 2024*,6,8	40
	TOTAL WARRANTS
	(Cost $101)	6,011
	SHORT-TERM INVESTMENTS — 0.3%
180,506	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 1.502%[6]	180,506
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $180,506)	180,506
	TOTAL INVESTMENTS — 101.4%
	(Cost $61,731,443)	61,985,221
	Liabilities in Excess of Other Assets — (1.4)%	(830,614)
	TOTAL NET ASSETS — 100.0%	$61,154,607

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (0.9)%
	EXCHANGE-TRADED FUNDS — (0.9)%
(4,787)	Invesco Senior Loan ETF	$(109,239)
(3,259)	iShares iBoxx High Yield Corporate Bond ETF	(286,597)
(1,066)	SPDR Bloomberg Barclays High Yield Bond ETF	(116,770)
(1,612)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(43,427)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $550,353)	(556,033)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $550,353)	$(556,033)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] Callable.
[2] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,044,808, which represents 14.79% of total net assets of the Fund.
[4] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Step rate security.
[6] All or a portion of this security is segregated as collateral for securities sold short.
[7] Amount represents less than 0.5 shares.
[8] Foreign security denominated in U.S. Dollars.
[9] Convertible security.
[10] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 10.44% of Net Assets. The total value of these securities is $6,383,056.

See accompanying Notes to Schedule of Investments.

THE RELATIVE VALUE FUND

SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

	Redemptions	Redemption			Original
Investment Funds (29.9%)	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust [a]	Quarterly	30 Days	$3,650,000	$3,696,204	1/1/2019
DSC Meridian Credit Opportunities Onshore Fund LP [a]	Quarterly [b]	65 Days	950,000	918,838	10/1/2018
Linden Investors LP [a]	Quarterly [c]	65 Days	950,000	987,447	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P. [a]	Quarterly	90 Days	750,000	750,000	8/16/2019
Pomona Investment Fund [a]	Quarterly	75 Days	6,787,447	6,542,311	10/1/2018
ShoreBridge Point72 Select, LLC [a]	Quarterly [b]	55 Days	1,700,000	1,721,605	5/1/2019
Walleye Opportunities Fund LP [a]	Monthly [c]	45 Days	2,675,000	2,708,137	12/1/2018
Whitebox Asymmentric Opportunities Fund, LP [a]	Quarterly [c]	60 Days	950,000	931,387	10/1/2018
Totals			$18,412,447	$18,255,929

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

c The Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Investment Fund.

See accompanying Notes to Schedule of Investments.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – December 31, 2019 (unaudited)

Note 1 – Organization

The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the “Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund uses a “multi-manager” approach whereby all or a portion of the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Investment Manager. In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments. The Fund commenced investment operations on June 12, 2017.

The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares is operational as of December 31, 2019.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Vivaldi Asset Management, LLC (the “Investment Manager”) or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – December 31, 2019 (unaudited)

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

The Fund will generally value private investment funds, in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – December 31, 2019 (unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – December 31, 2019 (unaudited)

(d) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

Note 3 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – December 31, 2019 (unaudited)

Cost of investments	$61,234,618

Gross unrealized appreciation	$1,525,398
Gross unrealized depreciation	(1,330,828)

Net unrealized appreciation on investments	$194,570

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in securities with a fair value of $18,255,929 are excluded from the fair value hierarchy as of December 31, 2019.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – December 31, 2019 (unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3***	Total
Assets
Investments
Asset-Backed Securities	$-	$9,336,982	$-	$9,336,982
Bank Loans	-	-	6,382,913	6,382,913
Closed-End Funds	20,085,900	-	-	20,085,900
Collateralized Mortgage Obligations	-	3,426,851	-	3,426,851
Common Stocks*	984,276	-	-	984,276
Corporate Bonds**	-	92,449	-	92,449
Exchange-Traded Debt Securities*	311,793	-	-	311,793
Mutual Funds	2,920,561	-	-	2,920,561
Rights	1,029	-	-	1,029
Units	21	-	-	21
Warrants	5,868	-	143	6,011
Short-Term Investments	180,506	-	-	180,506
Subtotal	$24,489,954	$12,856,282	$6,383,056	$43,729,292
Closed End Funds				6,542,311
Private Investment Funds				11,713,618
Total Investments				$61,985,221

Liabilities
Securities Sold Short
Exchange-Traded Funds	$556,033	$-	$-	$556,033
Total Investments	$556,033	$-	$-	$556,033

*All common stocks and exchange-traded debt securities held in the Fund are Level 1 securities. For a detailed break-out of common stocks and exchange-traded debt securities by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

***The Fund held level 3 securities valued at zero at period end.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – December 31, 2019 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2019	$496,080
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-

Total realized gain/(loss)	8,828
Change in unrealized appreciation/(depreciation)	(17,281)
Net purchases	6,367,376
Net sales	(1,839)
Principal Paydown	(472,629)
Amortization	2,521
Balance as of December 31, 2019	$6,383,056

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2019:

Impact to
Valuation
Fair Value				from an
December 31,	Valuation	Unobservable	Input	increase in
2019	Methodologies	Input(1)	Range/Value	Input(2)
$6,383,056	Recent Transaction Price	Recent Transaction Price	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.